Organization and Principal Activities (Details) - Schedule of consolidated statements of comprehensive income/(loss) - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statements, Captions [Line Items]
Net revenues	¥ 411,319	¥ 370,909
Net loss	¥ (116,454)	¥ (160,139)